Earnings (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]	The following table sets forth the computation of basic and diluted loss for the nine months (in thousands, except for share and per share amounts):

	Nine Months ended September 30,
	2020	2019

Numerator:
Net loss	$(72,227)	$(76,774)
Deemed dividend attributable to BCF	(6,247)	(5,282)

Net loss attributable to common shareholders	$(78,474)	$(82,056)

Denominator:
Weighted average Common shares outstanding- Basic	9,510,996	8,676,669

Dilutive effect of potential common shares	—	—

Weighted average Common shares outstanding- Diluted	9,510,996	8,676,669

Net loss per shares attributable to Common shareholders-Basic and Diluted	$(8.25)	$(9.46)

The following table sets forth the computation of basic and diluted loss (in thousands, except for share and per share amounts):

	As of December 31,
	2019	2018
Numerator:
Net loss	$(94,718)	$(79,550)
Deemed dividend attributable to BCF accretion	(5,282)	—

Net loss attributable to common shareholders	(100,000)	(79,550)

Denominator:
Weighted average Common shares outstanding- Basic	8,718,104	6,631,873
Dilutive effect of potential common shares	—	—

Weighted average Common shares outstanding- Diluted	8,718,104	6,631,873

Net loss per shares attributable to Common shareholders- Basic and Diluted	$(11.47)	$(12.00)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock for the periods presented because including them would have been antidilutive:

	Nine Months ended September 30,
	2020	2019

Warrants	444,023	71,281
Stock options	1,199,974	148,988
Restricted Stock	161,549	542,610
Series A Convertible Preferred Stock	6,956,100	6,956,100
Series X Convertible Preferred Stock	1,251,971	—
Founders Preferred Stock	1,922,600	1,922,600

Total	11,936,217	9,641,579

The following table presents the potential shares of Common Stock outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	As of December 31,
	2019	2018
Warrants	71,281	71,281
Stock Options	365,938	—
Restricted Stock	460,257	1,693,491
Series A Convertible Preferred Stock	6,956,100	—
Founders Preferred Stock	1,922,600	1,922,600
SAFE	—	4,488,738

Total	9,776,176	8,176,110